PENSION PLAN - Employee Benefit Obligations (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Net employee benefit obligations	$ 35	$ 31
Registered Plans
Disclosure of defined benefit plans [line items]
Net employee benefit obligations	19	19
Supplemental Plan
Disclosure of defined benefit plans [line items]
Net employee benefit obligations	$ 16	$ 12